CONVERTIBLE LOANS AND WARRANTS (Details Narrative) - USD ($)					6 Months Ended		12 Months Ended		23 Months Ended
	May 09, 2022	May 09, 2022	Nov. 24, 2021	Nov. 24, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2017	Jan. 31, 2021
Derivative maturity dates							Nov. 24, 2022
Proceeds from convertible debt					$ 368,000
Increase (Decrease) in Accrued Interest Receivable, Net							$ 13,913
Short term loan					$ 528,000		$ 112,000
CLA [Member]
Derivative maturity dates							May 10, 2023
Convertible Notes Payable [Member] | Minimum [Member]
Interest rate					12.00%		12.00%	5.00%
Convertible Notes Payable [Member] | Maximum [Member]
Interest rate					24.00%		24.00%	12.00%
Warrant [Member]
Warrants granted			300,000					1,931,819
Warrants granted value			$ 43,270		$ 101,532		$ 211,622
Maturity date			Nov. 23, 2025	Nov. 23, 2025	Oct. 13, 2022		Oct. 13, 2022
Warrants and rights outstanding					$ 13,586
Warrant [Member] | Investor Two [Member]
Warrants granted	32,500	300,000			8,334		8,334
Warrants granted value				$ 1,542	$ 5,000		$ 5,000
Warrants and rights outstanding					15,773
Existing CLA Holder [Member] | Convertible Notes Payable [Member]
Debt conversion converted instrument amount					939,211		1,918,376
Debt instrument convertible description									(i) $0.04, and (ii) the variable conversion price, which is defined as 65% of the lowest daily Volume Weighted Average Price (‘VWAP’) in the twenty (20) Trading Days prior to the Conversion Date.
New C L A Holder [Member] | Convertible Notes Payable [Member] | Investor One [Member]
Debt conversion converted instrument amount							318,156
Face amount							$ 250,000
Derivative maturity dates							May 10, 2023
Debt instrument convertible description							The CLA is convertible at a fair value measurement option at a price per share equal to the variable conversion price, which is defined as 60% of the lowest daily VWAP in the twenty (20) Trading Days prior to the Conversion Date.
Long term debt					343,956
New C L A Holder [Member] | Convertible Notes Payable [Member] | Investor [Member]
Long term debt					73,887
CLA Warrants And SPA Agreements [Member] | Convertible Notes Payable [Member] | Investor Two [Member]
Debt conversion converted instrument amount							$ 111,828
Face amount			$ 500,000	$ 500,000
Proceeds from convertible debt		$ 390,000					110,000
Conversion price			$ 0.5	$ 0.5
Warrants and rights outstanding					27,449		43,270
Short term loan					$ 527,527
CLA [Member] | Convertible Notes Payable [Member] | Investor [Member]
Debt conversion converted instrument amount							97,226
Face amount							$ 75,000
Debt instrument convertible description							The CLA is convertible at a price equal to the variable conversion price, which is defined as 65% of the lowest daily VWAP in the twenty (20) Trading Days prior to the Conversion Date.
Old CLA [Member]
Derivative maturity dates							Jan. 29, 2023